UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew E. Fraley
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Andrew E. Fraley     Minneapolis, MN    May 12, 2011
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             50
Form 13F Information Table Value Total:     $1,029,232
                                           (thousands)

List of Other Included Managers:

NONE       FORM 13F INFORMATION TABLE

              COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5                COLUMN 6     COLUMN 7  COLUMN 8
                               TITLE OF               VALUE                SH/   PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER      CLASS       CUSIP     (x$1000)   AMOUNT     PRN   CALL  DISCRETION    MANAGERS SOLE   SHARED  NONE
ACCURIDE CORP NEW             COM NEW      00439T206      6450     464362  SH          SOLE                   464362
ANADARKO PETE CORP            COM          032511107      1638      20000  SH          SOLE                    20000
BANK OF AMERICA CORPORATION   CALL         060505904     13330    1000000  SH    CALL  SOLE
BRONCO DRILLING CO INC        COM          112211107      1875     165954  SH          SOLE                   165954
CANADIAN NAT RES LTD          COM          136385101      1285      26000  SH          SOLE                    26000
CENOVUS ENERGY INC            COM          15135U109       788      20000  SH          SOLE                    20000
CHEMTURA CORP                 COM NEW      163893209     12379     719692  SH          SOLE
CHESAPEAKE ENERGY CORP        COM          165167107      5028     150000  SH          SOLE                   150000
CHINA MED TECHNOLOGIES INC    PUT          169483954       964      82800  SH     PUT  SOLE                    82800
CHINA MED TECHNOLOGIES INC    NOTE 4.000%  169483AC8      4914    5500000  PRN         SOLE
CHINA MED TECHNOLOGIES INC    NOTE 6.250%  169483AE4      4273    4000000  PRN         SOLE
CITIGROUP INC                 CALL         172967901     11050    2500000  SH    CALL  SOLE
CONOCOPHILLIPS                CALL         20825C904     19965     250000  SH    CALL  SOLE
CURRENCYSHARES EURO TR        PUT          23130C958     42348     300000  SH     PUT  SOLE                   300000
DELL INC                      CALL         24702R901     21765    1500000  SH    CALL  SOLE
DELTA AIR LINES INC DEL       COM NEW      247361702      2940     300000  SH          SOLE                   300000
DIAMOND OFFSHORE DRILLING IN  COM          25271C102      3105      39961  SH          SOLE                    39961
EASTMAN KODAK CO              NOTE 7.000%  277461BJ7     17313   19500000  PRN         SOLE
ENERGY PARTNERS LTD           COM NEW      29270U303     15589     866029  SH          SOLE                   866029
FORD MTR CO DEL               CALL         345370900     29820    2000000  SH    CALL  SOLE
GLOBAL INDS LTD               DBCV 2.750%  379336AE0      3992    5000000  PRN         SOLE
GOODYEAR TIRE & RUBR CO       CALL         382550901      2401     160300  SH    CALL  SOLE
HARTFORD FINL SVCS GROUP INC  CALL         416515904     28810    1069800  SH    CALL  SOLE
HARTFORD FINL SVCS GROUP INC  *W EXP 06/2  416515120       453      24800  SH          SOLE
HEWLETT PACKARD CO            COM          428236103      4097     100000  SH          SOLE                   100000
INVACARE CORP                 SDCV 4.125%  461203AD3      9629    7000000  PRN         SOLE
ISHARES TR                    PUT          464287955    109192    1250000  SH     PUT  SOLE                  1250000
LYONDELLBASELL INDUSTRIES N   SHS - A -    N53745100      2380      60173  SH          SOLE                    60173
NEXEN INC                     COM          65334H102      1675      67200  SH          SOLE                    67200
NORTHERN OIL & GAS INC NEV    PUT          665531959      5340     200000  SH     PUT  SOLE                   200000
OMNICARE INC                  NOTE 3.750%  681904AN8     12916   10000000  PRN         SOLE
PATRIOT COAL CORP             COM          70336T104       715      27700  SH          SOLE                    27700
PETROLEO BRASILEIRO SA PETRO  CALL         71654V908     24258     600000  SH    CALL  SOLE
PFIZER INC                    CALL         717081903     32508    1600600  SH    CALL  SOLE
RADIOSHACK CORP               CALL         750438903      7505     500000  SH    CALL  SOLE
RIO TINTO PLC                 CALL         767204900     14224     200000  SH    CALL  SOLE
SANDISK CORP                  NOTE 1.500%  80004CAD3      5678    5000000  PRN         SOLE
SAVIENT PHARMACEUTICALS INC   NOTE 4.750%  80517QAA8      3571    3000000  PRN         SOLE
SMITH & WESSON HLDG CORP      COM          831756101      4107    1156851  SH          SOLE                  1156851
SMURFIT-STONE CONTAINER CORP  COM          83272A104      3478      90000  SH          SOLE                    90000
SPDR GOLD TRUST               CALL         78463V907     27972     200000  SH    CALL  SOLE
SPDR S&P 500 ETF TR           PUT          78462F953    453855    3423000  SH     PUT  SOLE                  3423000
STRATEGIC HOTELS & RESORTS I  COM          86272T106      8285    1284523  SH          SOLE                  1284523
SUNCOR ENERGY INC NEW         COM          867224107      1211      27000  SH          SOLE                    27000
SUNCOR ENERGY INC NEW         CALL         867224907     15694     350000  SH    CALL  SOLE
SYMANTEC CORP                 CALL         871503908     18540    1000000  SH    CALL  SOLE
TRANSOCEAN LTD REG            SHS          H8817H100      2253      28900  SH          SOLE                    28900
UNITED CONTL HLDGS INC        CALL         910047909      5747     250000  SH    CALL  SOLE
VANTAGE DRILLING COMPANY      ORD SHS      G93205113      1155     641463  SH          SOLE                   641463
WALTER ENERGY INC             COM          93317Q105       772       5700  SH          SOLE                     5700